Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 17 – INCOME TAXES

The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2013	2012	2011
Current expense	$62,468	$44,125	$33,116
Deferred benefit	(35,943)	(7,527)	(11,750)
Tax credits	(11,690)	(8,756)	(6,734)
Tax benefits attributable to items charged to equity and goodwill	1,034	654	2,349

	$15,869	$28,496	$16,981

There was a balance payable of $7,603,000 and a balance receivable of $7,830,000 for federal and state income taxes at December 31, 2013 and 2012, respectively. The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income from operations as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2013	2012	2011
Federal tax based on statutory rate	$28,340	$36,712	$24,682
Increase (decrease) resulting from:
Effect of tax-exempt income	(7,282)	(7,558)	(6,633)
Interest and other nondeductible expenses	2,007	1,847	1,487
State taxes	3,237	4,938	3,034
Tax credits	(11,690)	(8,756)	(6,734)
Other	1,257	1,313	1,145

	$15,869	$28,496	$16,981

Effective tax rate	19.6%	27.2%	24.1%

The net deferred tax asset at December 31, 2013 and net deferred tax liability at December 31, 2012 is as follows:

(Dollars in thousands)
	2013	2012
Deferred tax asset:
NOL carryforward	$1,001	$1,720
Allowance for credit losses	85,101	78,817
Discount on purchased loans	—	158
Deferred compensation	6,315	5,193
Unrealized loss on cash flow hedges	—	471
Unrealized loss on available for sale investments	8,880	—
Basis difference in acquired assets	70,136	120,893
OREO	31,943	18,467
Other	19,509	20,419

	222,885	246,138

Deferred tax liability:
Basis difference in acquired assets	(130,426)	(170,860)
Gain on acquisition	(17,693)	(34,358)
FHLB stock	(36)	(19)
Premises and equipment	(10,209)	(13,050)
Acquisition intangibles	(12,113)	(11,267)
Deferred loan costs	(2,915)	(3,405)
Unrealized gain on available for sale investments	—	(13,650)
Investments acquired	(235)	(224)
Swap gain	(75)	(2)
Other	(11,089)	(14,300)

	(184,791)	(261,135)

	$38,094	$(14,997)

Retained earnings at December 31, 2013 and 2012 included approximately $21,864,000 accumulated prior to January 1, 1987 for which no provision for federal income taxes has been made. If this portion of retained earnings is used in the future for any purpose other than to absorb bad debts, it will be added to future taxable income.

The Company does not believe it has any unrecognized tax benefits included in its consolidated financial statements. The Company has not had any settlements in the current period with taxing authorities, nor has it recognized tax benefits as a result of a lapse of the applicable statute of limitations.

During the years ended December 31, 2013, 2012, and 2011, the Company did not recognize any interest or penalties in its consolidated financial statements, nor has it recorded an accrued liability for interest or penalty payments.